Inventories (Tables)	12 Months Ended
Dec. 31, 2019
Inventories [Abstract]
Schedule of Current Inventory	Inventories are comprised of the following:

	December 31
	2018	2019

Raw materials	$948.8	$868.3
Work in progress	101.5	77.1
Finished goods	39.6	46.8
	$1,089.9	$992.2